SCHEDULE OF DEFERRED GRANT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Deferred Grant
Balance, beginning of the year	$ 67,732
Grant received		226,877	154,709
Expenses on the project	(53,809)	(156,885)	(154,709)
Exchange difference	3,909	(2,260)
Balance, end of the period	$ 17,832	$ 67,732